Stock-Based Compensation - Summarized Information about Outstanding Stock Option (Details) - Eagle I Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (in shares)	20,303	19,630
Weighted-Average Remaining Contractual Life	7 years 9 months 18 days	8 years 7 months 6 days
Stock options outstanding, weighted-average exercise price (in usd per share)	$ 14.10	$ 15.28
Stock options exercisable (in shares)	7,162
Stock options exercisable, weighted-average exercise price (in usd per share)	$ 14.31
Time-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit (in usd per share)	14.35
Exercise price, upper range limit (in usd per share)	$ 21.70
Stock options outstanding (in shares)	8,870
Weighted-Average Remaining Contractual Life	7 years 10 months 24 days
Stock options outstanding, weighted-average exercise price (in usd per share)	$ 15.89
Stock options exercisable (in shares)	2,725
Stock options exercisable, weighted-average exercise price (in usd per share)	$ 15.18
Performance-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit (in usd per share)	9.89
Exercise price, upper range limit (in usd per share)	$ 21.70
Stock options outstanding (in shares)	9,048
Weighted-Average Remaining Contractual Life	7 years 10 months 24 days
Stock options outstanding, weighted-average exercise price (in usd per share)	$ 13.20
Stock options exercisable (in shares)	4,437
Stock options exercisable, weighted-average exercise price (in usd per share)	$ 13.77
Liquidity/realization event-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit (in usd per share)	10.59
Exercise price, upper range limit (in usd per share)	$ 21.70
Stock options outstanding (in shares)	2,385
Weighted-Average Remaining Contractual Life	7 years 7 months 6 days
Stock options outstanding, weighted-average exercise price (in usd per share)	$ 10.88
Stock options exercisable (in shares)	0
Stock options exercisable, weighted-average exercise price (in usd per share)	$ 0